LEASES (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Leases [Abstract]
Disclosure of recognised finance lease as assets by lessee [text block]	Arauco acting as lessee
	12-31-2018	12-31-2017
	ThU.S.$	ThU.S.$
Property, Plant and Equipment under finance leases	76,020	116,534
Plant and equipment	76,020	116,534

Disclosure of finance lease and operating lease by lessee [text block]

Reconciliation of Financial Lease Minimum Payments:

12-31-2018
Present Value
Periods	ThU.S.$
Less than one year	30,916
Between one and five years	37,271
More than five years	-
Total	68,187

12-31-2017
Present Value
Periods	ThU.S.$
Less than one year	44,341
Between one and five years	68,035
More than five years	-
Total	112,376

Disclosure of finance lease and operating lease by lessor [text block]

Reconciliation of Financial Lease Minimum Payments:

	12-31-2018
	Gross	Interest	Present Value
Periods	ThU.S.$	ThU.S.$	ThU.S.$
Less than one year	1,180	49	1,131
Between one and five years	837	-	837
More than five years	-	-	-
Total	2,017	49	1,968

	12-31-2017
	Gross	Interest	Present Value
Periods	ThU.S.$	ThU.S.$	ThU.S.$
Less than one year	12,001	69	11,932
Between one and five years	1,174	-	1,174
More than five years	-	-	-
Total	13,175	69	13,106